VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
($ reported in thousands)
	Par Value	Value
Municipal Bonds(1)—94.7%
Alabama—0.9%
Jefferson County, Sales Tax Revenue 5.000%, 9/15/33	$ 1,500	$ 1,584
Arizona—1.8%
Salt River Project Agricultural Improvement & Power District Revenue 5.000%, 12/1/32	3,020	3,131
California—5.0%
California County Tobacco Securitization Agency Revenue
5.000%, 6/1/24	100	102
5.000%, 6/1/25	200	206
5.000%, 6/1/27	100	104
5.000%, 6/1/28	100	104
California, State of, General Obligation 5.000%, 4/1/37	4,000	4,078
City of Los Angeles Department of Airports 5.000%, 5/15/45	1,000	1,001
City of Vernon Electric System Revenue
5.000%, 8/1/39	450	448
5.000%, 8/1/40	365	362
5.000%, 8/1/41	400	394
Los Angeles Department of Water & Power 5.000%, 7/1/40	1,745	1,866
		8,665

Colorado—2.8%
E-470 Public Highway Authority 5.000%, 9/1/40	1,500	1,524
Pueblo County School District No. 70, General Obligation (State AID Withholding Insured) 4.000%, 12/1/28	1,340	1,393
Regional Transportation District
Sales Tax Revenue 5.000%, 1/15/27	900	918
Sales Tax Revenue 5.000%, 7/15/27	1,025	1,048
		4,883

Connecticut—2.0%
Connecticut State Health & Educational Facilities Authority Revenue 4.000%, 7/1/40	1,000	855
Connecticut, State of,
General Obligation 5.000%, 7/15/28	1,500	1,623
General Obligation 5.000%, 9/15/28	1,000	1,084
		3,562

District of Columbia—2.9%
District of Columbia, General Obligation, Series D 5.000%, 6/1/31	2,825	2,977
	Par Value	Value

District of Columbia—continued
Metropolitan Washington Airports Authority Aviation Revenue 5.000%, 10/1/29	$ 2,000	$ 2,103
		5,080

Florida—2.9%
Broward County Convention Center Hotel Revenue 5.000%, 1/1/40	3,500	3,691
Florida Municipal Power Agency Revenue
3.000%, 10/1/32	750	657
3.000%, 10/1/33	750	647
		4,995

Georgia—0.6%
Atlanta, City of, Department of Aviation Revenue Series B 5.000%, 1/1/28	1,000	1,019
Hawaii—0.1%
Hawaii, State of,
General Obligation (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/29	60	60
General Obligation (Pre-Refunded 11/1/22 @ 100) 5.000%, 11/1/29	160	160
		220

Idaho—1.4%
Idaho Housing & Finance Association
5.000%, 8/15/39	1,200	1,294
5.000%, 8/15/40	1,000	1,075
		2,369

Illinois—4.4%
Chicago O’Hare International Airport Revenue, Senior Lien 5.000%, 1/1/26	2,300	2,359
Illinois Finance Authority Revenue 5.000%, 7/1/28	2,605	2,780
Illinois, State of, General Obligation 5.000%, 3/1/28	2,500	2,558
		7,697

Indiana—1.2%
MSD of Wash Township School Building Corp. (State Intercept Insured) 5.000%, 1/15/28	2,000	2,149
Maryland—3.4%
Anne Arundel County, General Obligation 5.000%, 10/1/30	2,615	2,786
Washington Suburban Sanitary Commission Revenue (CNTY GTD Insured) 5.000%, 6/15/30	3,000	3,231
		6,017

See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Minnesota—5.8%
Edina Independent School District No. 273, General Obligation (SD CRED PROG Insured) 5.000%, 2/1/30	$ 4,700	$ 4,887
Minnesota, State of, General Obligation, Series 2016-A 5.000%, 8/1/29	5,000	5,307
		10,194

Mississippi—2.9%
Mississippi, State of,
General Obligation 5.000%, 10/1/36	3,000	3,202
General Obligation, Series C 4.000%, 10/1/37	2,000	1,912
		5,114

Missouri—0.5%
Metropolitan St Louis Sewer District Revenue 5.000%, 5/1/47	750	794
New Jersey—0.7%
New Jersey Transportation Trust Fund Authority Revenue Series A 5.000%, 6/15/25	1,200	1,230
New York—7.8%
City of New York General Obligation 5.500%, 5/1/46	500	543
New York City Municipal Water Finance Authority 5.000%, 6/15/45	1,445	1,488
New York City Transitional Finance Authority Future Tax Secured, Sales Tax Revenue 4.000%, 8/1/48	1,750	1,561
New York State Dormitory Authority, Sales Tax Revenue 5.000%, 3/15/28	2,500	2,560
New York Transportation Development Corp. 5.000%, 12/1/34	3,000	2,965
Triborough Bridge & Tunnel Authority
5.000%, 5/15/43	2,000	2,070
5.000%, 5/15/44	1,500	1,550
4.000%, 5/15/51	1,000	881
		13,618

North Carolina—2.7%
Cabarrus County, Revenue, Series A 5.000%, 6/1/39	4,315	4,681
North Dakota—1.8%
North Dakota Public Finance Authority Revenue 5.000%, 10/1/28	3,000	3,103
Ohio—4.6%
Ohio, State of, General Obligation 5.000%, 6/15/32	7,735	8,093
Oklahoma—0.5%
Oklahoma Water Resources Board 5.000%, 4/1/28	850	923
	Par Value	Value

Oregon—1.6%
Hillsboro School District No. 1J, General Obligation (SCH BD GTY Insured) 5.000%, 6/15/31	$ 1,000	$ 1,059
Port of Portland, Airport Revenue
5.000%, 7/1/26	750	772
5.000%, 7/1/30	1,000	1,030
		2,861

Pennsylvania—1.8%
Lancaster County Hospital Authority Revenue
5.000%, 11/1/37	580	590
5.000%, 11/1/40	1,100	1,109
Pennsylvania Higher Educational Facilities Authority
5.000%, 8/15/28	650	700
5.000%, 8/15/29	600	653
		3,052

South Carolina—0.9%
University of South Carolina
5.000%, 5/1/29	920	998
5.000%, 5/1/31	450	495
		1,493

Tennessee—1.9%
Tennessee, State of, General Obligation, Series A 5.000%, 9/1/30	3,005	3,263
Texas—18.4%
Belton Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/15/52	1,000	923
Brazosport Independent School District General Obligation (PSF-GTD Insured) 5.000%, 2/15/28	1,080	1,169
Central Texas Regional Mobility Authority Revenue
5.000%, 1/1/27	1,075	1,106
Senior Lien 5.000%, 1/1/29	500	523
Senior Lien 5.000%, 1/1/30	1,300	1,361
City of Austin,
General Obligation 5.000%, 9/1/28	10	11
General Obligation 5.000%, 9/1/28	1,140	1,237
City of Corpus Christi, Utility System Revenue
Series B 5.000%, 7/15/40	1,450	1,507
Series B 5.000%, 7/15/47	2,500	2,557
Series B 5.000%, 7/15/52	1,000	1,019
City of Dallas, Waterworks & Sewer System Revenue 5.000%, 10/1/31	6,845	7,206
Cypress-Fairbanks Independent School District General Obligation (PSF-GTD Insured) 5.000%, 2/15/28	1,500	1,626

See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
	Par Value	Value

Texas—continued
Eagle Mountain & Saginaw Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 8/15/28	$ 1,000	$ 1,095
Elgin Independent School District, General Obligation, Series A (PSF-GTD Insured) 4.000%, 8/1/52	1,000	884
North Texas Municipal Water District Water System Revenue 5.000%, 9/1/31	500	539
Northwest Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/15/27	2,600	2,701
Prosper Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/15/52	1,500	1,320
San Antonio, City of, Electric & Gas Systems Revenue 5.000%, 2/1/38	750	792
Texas Water Development Board Revenue 5.000%, 4/15/26	900	951
Texas, State of, General Obligation 5.000%, 8/1/27	2,540	2,605
Wichita Falls Independent School District, General Obligation (PSF-GTD Insured) 4.000%, 2/1/29	1,000	1,029
		32,161

Virginia—2.9%
Virginia College Building Authority Revenue 5.000%, 2/1/29	4,750	4,999
Washington—9.0%
Energy Northwest Revenue 5.000%, 7/1/34	8,000	8,266
University of Washington 5.000%, 4/1/28	2,000	2,164
Washington, State of, General Obligation 5.000%, 2/1/30	5,000	5,266
		15,696

Wisconsin—1.5%
Public Finance Authority
5.000%, 6/1/27	300	314
	Par Value	Value

Wisconsin—continued
5.000%, 6/1/28	$ 500	$ 524
5.000%, 6/1/29	700	735
5.000%, 6/1/30	1,000	1,047
		2,620

Total Municipal Bonds (Identified Cost $178,080)		165,266

Total Long-Term Investments—94.7% (Identified Cost $178,080)		165,266

	Shares
Short-Term Investments—5.0%
Money Market Mutual Funds—5.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.748%)(2)	590,293	591
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 2.862%)(2)	8,076,232	8,076
Total Short-Term Investments (Identified Cost $8,667)		8,667

TOTAL INVESTMENTS—99.7% (Identified Cost $186,747)		$173,933
Other assets and liabilities, net—0.3%		514
NET ASSETS—100.0%		$174,447

Abbreviations:
CNTY GTD	County Guarantee Program
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty
SD CRED PROG	State Credit Enhancement Program

Footnote Legend:
(1)	At September 30, 2022, 13.5% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Municipal Bonds	$165,266	$—	$165,266
Money Market Mutual Funds	8,667	8,667	—
Total Investments	$173,933	$8,667	$165,266
There were no securities valued using  significant unobservable inputs (Level 3) at September 30, 2022.
There were no transfers into or  out of Level 3 related to securities held at September 30, 2022.
See Notes to Schedule of Investments

VIRTUS Seix Investment Grade Tax-Exempt Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.